Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Jul. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN TRUST I

J.P. Morgan Income Funds

JPMorgan Corporate Bond Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Floating Rate Income Fund

JPMorgan Global Bond Opportunities Fund

JPMorgan Income Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Short Duration Core Plus Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

JPMorgan Unconstrained Debt Fund

Prospectuses dated July 1, 2020

(All Share Classes)

Supplement dated July 1, 2020

to the Prospectuses as dated above

Effective immediately, shareholder servicing representatives will be available from 8:00 am to 6:00 pm ET by calling the service center at 1-800-480-4111. This schedule will be in place until further notice.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN TRUST I

J.P. Morgan Income Funds

JPMorgan Corporate Bond Fund

Prospectuses dated July 1, 2020

(All Share Classes)

Supplement dated July 1, 2020

to the Prospectuses as dated above

Effective immediately, shareholder servicing representatives will be available from 8:00 am to 6:00 pm ET by calling the service center at 1-800-480-4111. This schedule will be in place until further notice.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN TRUST I

J.P. Morgan Income Funds

JPMorgan Emerging Markets Debt Fund

Prospectuses dated July 1, 2020

(All Share Classes)

Supplement dated July 1, 2020

to the Prospectuses as dated above

Effective immediately, shareholder servicing representatives will be available from 8:00 am to 6:00 pm ET by calling the service center at 1-800-480-4111. This schedule will be in place until further notice.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Floating Rate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN TRUST I

J.P. Morgan Income Funds

JPMorgan Floating Rate Income Fund

Prospectuses dated July 1, 2020

(All Share Classes)

Supplement dated July 1, 2020

to the Prospectuses as dated above

Effective immediately, shareholder servicing representatives will be available from 8:00 am to 6:00 pm ET by calling the service center at 1-800-480-4111. This schedule will be in place until further notice.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Global Bond Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN TRUST I

J.P. Morgan Income Funds

JPMorgan Global Bond Opportunities Fund

Prospectuses dated July 1, 2020

(All Share Classes)

Supplement dated July 1, 2020

to the Prospectuses as dated above

Effective immediately, shareholder servicing representatives will be available from 8:00 am to 6:00 pm ET by calling the service center at 1-800-480-4111. This schedule will be in place until further notice.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN TRUST I

J.P. Morgan Income Funds

JPMorgan Income Fund

Prospectuses dated July 1, 2020

(All Share Classes)

Supplement dated July 1, 2020

to the Prospectuses as dated above

Effective immediately, shareholder servicing representatives will be available from 8:00 am to 6:00 pm ET by calling the service center at 1-800-480-4111. This schedule will be in place until further notice.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Inflation Managed Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN TRUST I

J.P. Morgan Income Funds

JPMorgan Inflation Managed Bond Fund

Prospectuses dated July 1, 2020

(All Share Classes)

Supplement dated July 1, 2020

to the Prospectuses as dated above

Effective immediately, shareholder servicing representatives will be available from 8:00 am to 6:00 pm ET by calling the service center at 1-800-480-4111. This schedule will be in place until further notice.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Short Duration Core Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN TRUST I

J.P. Morgan Income Funds

JPMorgan Short Duration Core Plus Fund

Prospectuses dated July 1, 2020

(All Share Classes)

Supplement dated July 1, 2020

to the Prospectuses as dated above

Effective immediately, shareholder servicing representatives will be available from 8:00 am to 6:00 pm ET by calling the service center at 1-800-480-4111. This schedule will be in place until further notice.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Strategic Income Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN TRUST I

J.P. Morgan Income Funds

JPMorgan Strategic Income Opportunities Fund

Prospectuses dated July 1, 2020

(All Share Classes)

Supplement dated July 1, 2020

to the Prospectuses as dated above

Effective immediately, shareholder servicing representatives will be available from 8:00 am to 6:00 pm ET by calling the service center at 1-800-480-4111. This schedule will be in place until further notice.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN TRUST I

J.P. Morgan Income Funds

JPMorgan Total Return Fund

Prospectuses dated July 1, 2020

(All Share Classes)

Supplement dated July 1, 2020

to the Prospectuses as dated above

Effective immediately, shareholder servicing representatives will be available from 8:00 am to 6:00 pm ET by calling the service center at 1-800-480-4111. This schedule will be in place until further notice.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Unconstrained Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN TRUST I

J.P. Morgan Income Funds

JPMorgan Unconstrained Debt Fund

Prospectuses dated July 1, 2020

(All Share Classes)

Supplement dated July 1, 2020

to the Prospectuses as dated above

Effective immediately, shareholder servicing representatives will be available from 8:00 am to 6:00 pm ET by calling the service center at 1-800-480-4111. This schedule will be in place until further notice.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE